INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY - Share capital (Details)		6 Months Ended
	Aug. 05, 2022 shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Jul. 12, 2022 USD ($)
Disclosure of classes of share capital [line items]
Number of own shares repurchased | $		2,144,596
Number of votes for each ordinary share | Vote		1
Pro Farm Group, Inc
Disclosure of classes of share capital [line items]
Number of shares issued related to merger | $			16,400,000
Number of shares issued on conversion of debt	1,500,000
Number of total converted options outstanding | $			1,046,776
Equity compensation plan
Disclosure of classes of share capital [line items]
Number of total converted options outstanding | $		2,478,123
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised		100,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares issued		63,329,098
Number of shares outstanding		63,329,098
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised		1,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares issued		0
Number of shares outstanding		0